(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - computation of basic and diluted (loss) income per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss from continuing operations attributable to GDS Holdings Limited shareholders	¥ (777,121)	¥ (3,931,043)	¥ (1,107,325)
Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders	4,202,507	(359,010)	(161,565)
Net (loss) income attributable to GDS Holdings Limited shareholders	3,425,386	(4,290,053)	(1,268,890)
Accretion to redemption value of redeemable non-controlling interests of continuing operations			(10,801)
Adjustment to the redemption value of redeemable non-controlling interests of continuing operations			(178,982)
Cumulative dividend on redeemable preferred shares	(54,232)	(53,625)	(51,212)
Net income attributable to preferred shareholders based on the participating rights	(22,295)
Net (loss) income available to GDS Holdings Limited ordinary shareholders	3,348,859	(4,343,678)	(1,509,885)
Net (loss) income available to GDS Holdings Limited ordinary shareholders, diluted	¥ 3,348,859	¥ (4,343,678)	¥ (1,509,885)
Weighted average number of ordinary share outstanding, basic	1,475,079,754	1,468,187,956	1,464,447,843
Weighted average number of ordinary share outstanding, diluted	1,475,079,754	1,468,187,956	1,464,447,843
(Loss) income per ordinary share - basic and diluted
Continuing operations - Basic (in dollars per share)	¥ (0.52)	¥ (2.71)	¥ (0.92)
Continuing operations - Diluted (in dollars per share)	(0.52)	(2.71)	(0.92)
Discontinued operations - Basic (in dollars per share)	2.79	(0.25)	(0.11)
Discontinued operations - Diluted (in dollars per share)	2.79	(0.25)	(0.11)
Total - Basic (in dollars per share)	2.27	(2.96)	(1.03)
Total - Diluted (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Ordinary Shares
(Loss) income per ordinary share - basic and diluted
Shares issued to depository bank (in shares)	30,747,912	0	29,252,600
Proceeds from issuance of ordinary shares	¥ 0	¥ 0	¥ 0